Financial Risk Management - Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedges
Balance on January 1	$ 130,624	$ 29,658
Balance at December 31	60,720	130,624	$ 29,658
Hedge Reserve [Member]
Cash flow hedges
Balance on January 1	130,624	29,658	(471,107)
Changes in fair value	(120,038)	123,197	727,474
Amount reclassified to profit or loss	20,175	21,040	(12,095)
Changes in deferred tax asset	29,959	(43,271)	(214,614)
Balance at December 31	$ 60,720	$ 130,624	$ 29,658